Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

7. Acquisitions

The following table outlines the number of acquisitions completed in each of the Company’s segments for the years ended December 31, 2014 and 2013. Acquisitions may include all of the issued and outstanding share capital of the purchased company or a company’s assets, including various current assets and liabilities. Each of the acquisitions completed constitutes a business.

					December 31
			2014			2013
	Assets	Shares	Total	Assets	Shares	Total

Canada	-	1	1	1	-	1
U.S. south	3	1	4	2	-	2
Total acquisitions	3	2	5	3	-	3

The Company considers each of these acquisitions a “tuck-in”. Tuck-ins represent the acquisition of solid waste collection and or disposal operations in markets where the Company has existing operations. Goodwill arising from these tuck-in acquisitions is largely attributable to assembled workforces and to expected synergies resulting from personnel and operating overhead reductions, disposal or collection advantages or the deployment of market focused strategies. Pro forma revenues and net income for these acquisitions have not been disclosed as the companies acquired are immaterial both individually and in the aggregate. The financial results of these acquisitions have been included in the Company’s financial statements from their dates of closing.

The payment of contingent consideration, for acquisitions completed prior to 2009, which results from meeting various business performance targets, is also subject to final adjustment. Final fair value adjustments occurring during the measurement period that change the fair value of certain assets or liabilities are recorded to the original purchase price allocation.

Cash consideration paid, including the preliminary allocation to the fair value of net assets acquired and excluding the acquisition of the remaining interest in our equity accounted investee, is as follows:

	December 31
	2014	2013

Consideration
Cash, including holdbacks and unpaid consideration (as applicable)	$98,638	$3,262

Allocation of net assets acquired
Accounts receivable	$6,493	$294
Intangibles (Note 12)	$13,803	$1,400
Goodwill (Note 13)	$68,244	$845
Capital assets	$19,786	$1,288
Accounts payable	$(9,688)	$(565)

Consideration by segment
Canada	$-	$505
U.S. south	98,638	2,757
Total consideration	$98,638	$3,262

Goodwill recorded by segment
Canada	$-	$371
U.S. south	68,244	474
Total goodwill	$68,244	$845

Goodwill expected to be deductible for tax purposes	$68,244	$845

	December 31
	2014	2013

Aggregate cash consideration (excluding holdbacks, cash
payments due to sellers for achieving various business
performance targets and unpaid consideration due to seller
where control has transferred but amounts remain unpaid)	$69,016	$2,848

Contingent consideration (paid in respect of acquisitions completed
prior to January 1, 2009)	$526	$425

Transaction costs (included in selling, general and
administration expense)	$564	$781

The Company is awaiting certain information which may impact intangibles and capital assets. Any change to the amounts allocated to intangibles and capital assets will lead to a corresponding change to goodwill.

On December 31, 2014, the Company obtained control over certain assets acquired which the Company funded on January 2, 2015 in the amount of $29,457. At December 31, 2014, this amount is recorded in accrued charges on the Company’s balance sheet.

The Company typically holds back a portion of amounts due to sellers subject to the acquired operations meeting various business performance conditions being met. These conditions are generally short-term in nature and the Company has assessed the fair value of its obligation for payment as the full amount of the hold back. In certain circumstances, the Company has also agreed to pay sellers additional amounts for meeting certain business performance targets which are longer in term. The Company has assessed the fair value of its obligation for payment as the full amount of the additional consideration it expects to pay discounted to the date of acquisition. Holdback and additional amounts payable for current period acquisitions totaled $165 as at December 31, 2014 (December 31, 2013 - $414).

Acquisition of equity accounted investee

On January 31, 2014, the Company purchased the remaining fifty percent interest in its equity accounted investee (Note 17). Upon obtaining control, the Company re-measured its previously held fifty percent ownership interest at fair value and recorded a non-cash gain in the statement of operations and comprehensive income or loss. Goodwill arising from this acquisition is largely attributable to expected synergies as a result of personnel and operating overhead reductions and the deployment of market focused strategies.

The full financial results of this acquisition have been included in the Company’s financial statements from the date of closing. Financial results before January 31, 2014 are included in net loss (income) from equity accounted investee in the statement of operations and comprehensive income or loss.

Cash consideration paid, the carrying amount of the Company’s previously held equity method investment, the re-measurement gain recorded, and the allocation to the fair value of net assets acquired, are as follows:

Cash consideration	$8,156
Carrying amount of previously held equity method investment	4,359
Re-measurement gain on previously held equity method investment	5,156
Fair value of net assets acquired	$17,671

Allocation of net assets acquired
Accounts receivable	$533
Intangibles (Note 12)	$4,424
Goodwill (Note 13)	$11,594
Capital assets	$4,402
Accrued charges	$(439)
Shareholder loans	$(1,921)
Deferred income taxes	$(922)

Goodwill recorded by segment
Canada	$11,594
Total goodwill	$11,594

Goodwill expected to be deductible for tax purposes	$-